Interim Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized (in Shares)	107,800,000	107,800,000
Ordinary shares, shares issued (in Shares)	20,311,766	18,204,002
Ordinary shares, shares outstanding (in Shares)	20,311,766	18,204,002